Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.70% Notes due 2026
Amount Registered | shares	57,743,000
Maximum Aggregate Offering Price	$ 57,743,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,840.45
Offering Note	Represents the aggregate principal amount of each series of notes to be offered in the exchange offers to which the registration statement relates. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.95% Notes due 2026
Amount Registered | shares	55,695,000
Maximum Aggregate Offering Price	$ 55,695,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,526.90
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.875% Notes due 2027
Amount Registered | shares	38,777,000
Maximum Aggregate Offering Price	$ 38,777,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,936.76
Offering Note	See Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.375% Notes due 2028
Amount Registered | shares	238,849,000
Maximum Aggregate Offering Price	$ 238,849,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,567.78
Offering Note	See Footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.75% Notes due December 15, 2029
Amount Registered | shares	160,328,000
Maximum Aggregate Offering Price	$ 160,328,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,546.22
Offering Note	See Footnote 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.250% Notes due 2030
Amount Registered | shares	368,571,000
Maximum Aggregate Offering Price	$ 368,571,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,428.22
Offering Note	See Footnote 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.000% Notes due 2037
Amount Registered | shares	341,219,000
Maximum Aggregate Offering Price	$ 341,219,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,240.63
Offering Note	See Footnote 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.100% Notes due 2040
Amount Registered | shares	538,504,000
Maximum Aggregate Offering Price	$ 538,504,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 82,444.96
Offering Note	See Footnote 1.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.250% Notes due 2042
Amount Registered | shares	208,884,000
Maximum Aggregate Offering Price	$ 208,884,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,980.14
Offering Note	See Footnote 1.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.750% Notes due 2043
Amount Registered | shares	152,680,000
Maximum Aggregate Offering Price	$ 152,680,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,375.31
Offering Note	See Footnote 1.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.250% Notes due 2044
Amount Registered | shares	76,589,000
Maximum Aggregate Offering Price	$ 76,589,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,725.78
Offering Note	See Footnote 1.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.375% Debentures due 2047
Amount Registered | shares	125,731,000
Maximum Aggregate Offering Price	$ 125,731,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,249.42
Offering Note	See Footnote 1.
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.350% Notes due 2049
Amount Registered | shares	330,091,000
Maximum Aggregate Offering Price	$ 330,091,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,536.93
Offering Note	See Footnote 1.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.625% Debentures due 2096
Amount Registered | shares	37,408,000
Maximum Aggregate Offering Price	$ 37,408,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,727.16
Offering Note	See Footnote 1.
Offering: 15
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.10% Notes due 2035
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585.00
Offering Note	See Footnote 1.
Offering: 16
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.75% Notes due 2055
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	See Footnote 1.